As filed with the Securities and Exchange Commission on October 23, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09699

American Eagle Funds, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2006

Date of reporting period: 9/30/2006

Item 1. Schedule of Investments.

	American Eagle Capital Appreciation Fund
Schedule of Investments (unaudited)				September 30, 2006

	Shares	Cost		Market Value (a)
COMMON STOCKS - 75.3%
Apparel - 1.8%
J Crew Group, Inc. (b)	1,300	$34,324		$39,091

Biotechnology - 11.9%
Amgen, Inc. (b)	500	34,668		35,765
Biogen Idec, Inc. (b)	2,300	105,629		102,764
Entremed, Inc. (b)	19,300	75,492		35,898
Myogen, Inc. (b)	2,400	48,122		84,192
		263,911		258,619

Cable - 0.3%
Charter Communications, Inc. (b)	3,900	4,571		5,928

Computer Services/Software - 10.3%
Immersion Corp. (b)(d)	31,200	201,786		223,080

Discount - 3.4%
Costco Wholesale Corp.	300	16,060		14,904
Home Depot, Inc.	1,600	55,107		58,032
		71,167		72,936
Financial Services - 3.5%
Willis Group Holdings Ltd (f)	2,000	75,167		76,000

Foreign Internet Services - 1.4%
Baidu.com - ADR (b)(f)	300	25,909		26,262
Ctrip.com International Ltd. - ADR (f)	100	4,585		4,495
		30,494		30,757

Healthcare Services - 3.5%
Express Scripts, Inc. (b)	100	5,149		7,549
Nighthawk Radiology Holdings, Inc. (b)	3,600	72,019		68,868
		77,168		76,417

Internet Services - 0.2%
Google, Inc. (b)	10	3,966		4,019

Medical Devices - 6.1%
ATS Medical, Inc. (b)	10,000	28,802		23,600
China Med Technologies - ADR (b)(f)	1,000	27,224		23,140
Diomed Holdings, Inc. (b)	30,600	98,152		36,720
Hologic, Inc. (b)	200	9,466		8,704
Intuitive Surgical, Inc. (b)	200	19,893		21,090
Medicis Pharmaceutical	600	19,674		19,410
		203,211		132,664

Miscellaneous - 0.2%
Garmin Ltd. (f)	100	3,464		4,878

National Radio - 3.2%
XM Satellite Radio Holdings, Inc. - Class A (b)(g)	5,400	47,163		69,606

Oil Drilling, Equipment & Services - 4.9%
Nabors Industries Ltd. (b)(f)	200	6,830		5,950
Noble Corp. (f)	100	7,930		6,418
Schlumberger Ltd. (f)	1,500	91,368		93,045
		106,128		105,413

Orthopedics - 1.1%
Stryker Corp.	500	21,810		24,795

Pharmaceuticals - 13.0%
Alcon, Inc. (b)(f)	300	30,204		34,350
Genzyme Corp. (b)	600	39,151		40,482
Schering-Plough Corp.	5,000	98,172		110,450
Sepracor, Inc. (b)	2,000	96,171		96,880
		263,698		282,162

Restaurant - 2.9%
Famous Dave's of America, Inc. (b)	4,100	56,615		62,320

Specialty - 1.7%
Best Buy Co., Inc.	700	31,646		37,492

Telecommunications Infrastructure - 1.6%
Cisco Systems, Inc. (b)	100	1,791		2,300
WebEx Communications, Inc. (b)	800	24,934		31,216
		26,725		33,516

Wireless - 4.3%
Sprint Corp. (g)	5,400	117,194		92,610
TOTAL COMMON STOCKS		$1,640,208	(c)	1,632,303

Total Investments 75.3%				$1,632,303
Other Assets in Excess of Liabilities 24.7%				532,929
TOTAL NET ASSETS 100.0%				$2,165,232

American Eagle Capital Appreciation Fund
Schedule of Investments (unaudited)(concluded)							September 30, 2006

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2006, was
$1,884,894. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation	$ 159,219
	Gross unrealized depreciation	(397,504)
	Net unrealized depreciation	$ (238,285)

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
American Eagle Capital Appreciation Fund, as defined in the Investment
Company Act of 1940, at or during the period ended September 30, 2006.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 201,786	$ -	$ -	$ 201,786	$ 223,080	$ -	$ -
	Total	$ 201,786	$ -	$ -	$ 201,786	$ 223,080	$ -	$ -

(e)	As of September 30, 2006, initial margin deposits of $150,750 have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Depreciation
	1	S&P 500 - December 2006			$ 336,350		$ (7,881)
	9	NASDAQ 100 - December 2006			1,504,125		(73,994)
	Total				$ 1,840,475		$ (81,875)

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $126,650 as of September 30, 2006.
This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.

		American Eagle Twenty Fund
Schedule of Investments (unaudited)				September 30, 2006

	Shares	Cost		Market Value (a)
COMMON STOCKS - 58.6%
Biotechnology - 10.8%
Amgen, Inc. (b)	400	$27,536		$28,612
Biogen Idec, Inc. (b)	1,500	68,635		67,020
Myogen, Inc. (b)	1,800	44,611		63,144
		140,782		158,776

Computer Hardware - 1.0%
Apple Computer, Inc. (b)	200	14,504		15,406

Computer Services/Software - 10.2%
Immersion Corp. (b)(d)(g)	21,000	116,903		150,150

Discount - 3.0%
Costco Wholesale Corp.	150	8,019		7,452
Home Depot, Inc.	1,000	34,434		36,270
		42,453		43,722

Foreign Internet Services - 1.5%
Baidu.com - ADR (b)(f)	200	17,432		17,508
Ctrip.com International Ltd. - ADR (f)	100	5,054		4,495
		22,486		22,003

Healthcare Services - 3.0%
Nighthawk Radiology Holdings, Inc. (b)	2,300	46,012		43,999

Internet Services - 0.3%
Google, Inc. (b)	10	3,966		4,019

Medical Devices - 2.6%
China Med Technologies - ADR (b)(f)	500	12,937		11,570
Diomed Holdings, Inc. (b)	21,800	82,901		26,160
		95,838		37,730
National Radio - 3.3%
XM Satellite Radio Holdings, Inc. - Class A (b)(g)	3,700	31,213		47,693

Oil Drilling, Equipment & Services - 4.3%
Devon Energy Corp.	1,000	66,942		63,150

Pharmaceuticals - 9.8%
Schering-Plough Corp.	3,400	66,464		75,106
Sepracor, Inc. (b)	1,400	67,418		67,816
		133,882		142,922

Restaurant - 2.7%
Famous Dave's of America, Inc. (b)	2,600	36,619		39,520

Specialty - 1.8%
Best Buy Co., Inc.	500	22,096		26,780

Telecommunications Infrastructure - 0.2%
Cisco Systems, Inc. (b)	100	1,791		2,300

Wireless - 4.1%
Sprint Corp. (g)	3,500	76,178		60,025
TOTAL COMMON STOCKS		$851,665	(c)	858,195

Total Investments 58.6%				$858,195
Other Assets in Excess of Liabilities 41.4%				606,724
TOTAL NET ASSETS 100.0%				$1,464,919

American Eagle Twenty Fund
Schedule of Investments (unaudited)(concluded)							September 30, 2006

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2006, was
$1,077,084. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 97,505
	Gross unrealized depreciation		(316,394)
	Net unrealized depreciation		$ (218,889)

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
American Eagle Twenty Fund, as defined in the Investment
Company Act of 1940, at or during the period ended September 30, 2006.
The activity for investments in Common Stocks of Affiliates
is as follows:
		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 116,903	$ -	$ -	$ 116,903	$ 150,150	$ -	$ -
	Total	$ 116,903	$ -	$ -	$ 116,903	$ 150,150	$ -	$ -

(e)	As of September 30, 2006, initial margin deposits of $60,750 have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Depreciation
	1	S&P 500 - December 2006			$ 336,350		$ (7,881)
	3	NASDAQ 100 - December 2006			501,375		(24,574)
	Total				$ 837,725		$ (32,455)

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $123,050 as of September 30, 2006.
This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  American Eagle Funds, Inc.

By (Signature and Title)  /s/James R. Jundt
James R. Jundt, Chairman of the Board

Date   10/18/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Marcus E. Jundt
Marcus E. Jundt, President

Date  10/18/2006

By (Signature and Title)  /s/Gerald M. Fitterer
Gerald M. Fitterer, Treasurer

Date 10/18/2006